Cost of Revenue - Summary of Components of Cryptocurrency Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of Cryptocurrency Expenses [Line Items]
Other Cryptocurrency Expenses	$ 304	$ 1,262
Total cryptocurrency expenses	440,205	424,135
BTM Kiosk [Member]
Components of Cryptocurrency Expenses [Line Items]
Cost of cryptocurrency	$ 439,901	$ 422,873